DOCUMENT AND ENTITY INFORMATION - USD ($)	12 Months Ended
	Dec. 31, 2016	Mar. 24, 2017	Jun. 30, 2016
Document And Entity Information [Abstract]
Document Type	10-K
Document Period End Date	Dec. 31, 2016
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2016
Amendment Flag	false
Entity Registrant Name	AXA EQUITABLE LIFE INSURANCE CO
Entity Central Index Key	0000727920
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding		2,000,000
Entity Public Float			$ 0